Other liabilities (Tables)	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Summary of Other liabilities

$ millions, as at October 31	2020	2019
Accrued interest payable	$1,200	$1,438
Defined benefit liability (Note 19)	676	737
Gold and silver certificates	133	114
Brokers’ client accounts	5,303	4,940
Derivative collateral payable	4,772	3,823
Negotiable instruments	1,110	991
Accrued employee compensation and benefits	2,174	2,281
Accounts payable and accrued expenses	2,153	2,062
Other (1)	4,613	2,645
	$22,134	$19,031

(1)
Includes the carrying value of our lease liabilities, which was $1,866 million as at October 31, 2020, relating to our adoption of IFRS 16 in the current year. See Note 8 for additional details on the IFRS 16 transition. The carrying value includes $302 million related to leases that were previously classified as finance leases under IAS 17. The undiscounted cash flows related to the contractual maturity of our lease liabilities is $354 million for the period less than 1 year, $1,111 million between years 1-5, and $706 million thereafter until expiry of the leases. During the year ended October 31, 2020, interest expense on lease liabilities was $60 million.